Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Effective Interest Rate [Table Text Block]
During the years ended December 31, 2016 and 2015, the Company recorded the following expense in relation to the 2019 Convertible Notes at the effective rate of 5.00%:

(In millions)	2016	2015
Interest expense at 3.5% coupon rate	$12	$12
Debt discount amortization	5	4
Debt issuance costs amortization	2	2
	$19	$18

Schedule of long-term debt
The Company's borrowings, including short term and long term portions consisted of the following:

	December 31, 2016	December 31, 2015	Interest rate % (a)	Letters of Credit Outstanding at December 31, 2016
	(In millions, except rates)
2026 Senior Notes	$350	$—	5.000
2024 Senior Notes	500	500	5.375
2020 Convertible Notes	271	266	3.250
2019 Convertible Notes	335	330	3.500
NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, due 2019 (b)	—	306	L+2.500	$60
Project-level debt:
Alpine, due 2022	145	154	L+1.750	37
Alta Wind I, lease financing arrangement, due 2034	242	252	7.015	16
Alta Wind II, lease financing arrangement, due 2034	191	198	5.696	27
Alta Wind III, lease financing arrangement, due 2034	198	206	6.067	27
Alta Wind IV, lease financing arrangement, due 2034	128	133	5.938	19
Alta Wind V, lease financing arrangement, due 2035	206	213	6.071	30
Alta Realty Investments, due 2031	31	33	7.000	—
Alta Wind Asset Management, due 2031	18	19	L+2.375	—
Avra Valley, due 2031	57	60	L+1.750	3
Blythe, due 2028	19	21	L+1.625	6
Borrego, due 2025 and 2038	69	72	L+ 2.500/5.650	5
CVSR, due 2037	771	793	2.339 - 3.775	—
CVSR Holdco Notes, due 2037	199	—	4.680	13
El Segundo Energy Center, due 2023	443	485	L+1.625 - L+2.250	82
Energy Center Minneapolis, due 2017 and 2025	96	108	5.950 -7.250	—
Energy Center Minneapolis Series D Notes, due 2031	125	—	3.550	—
Kansas South, due 2031	30	33	L+2.000	4
Laredo Ridge, due 2028	100	104	L+1.875	10
Marsh Landing, due 2017 and 2023	370	418	L+1.750 - L+1.875	22
PFMG and related subsidiaries financing agreement, due 2030	27	29	6.000	—
Roadrunner, due 2031	37	40	L+1.625	5
South Trent Wind, due 2020	57	62	L+1.625	10
TA High Desert, due 2020 and 2032	49	52	L+2.500/5.150	8
Tapestry, due 2021	172	181	L+1.625	20
Utah Solar Portfolio, due 2022	287	—	L+2.625	13
Viento, due 2023	178	189	L+2.750	27
Walnut Creek, due 2023	310	351	L+1.625	41
WCEP Holdings, due 2023	46	46	L+3.000	—
Other	—	2	various	—
Subtotal project-level debt	4,601	4,254
Total debt	6,057	5,656
Less current maturities	(291)	(264)
Less deferred financing costs	(70)	(63)
Total long-term debt	$5,696	$5,329

(a)

Summary of swaps related to the Company's project level debt he following table summarizes the swaps, some of which are forward starting as indicated, related to the Company's project level debt as of December 31, 2016:

	% of Principal	Fixed Interest Rate	Floating Interest Rate	Notional Amount at December 31, 2016 (In millions)	Effective Date	Maturity Date
Alpine	85%	2.744%	3-Month LIBOR	$115	various	December 31, 2029
Alpine	85%	2.421%	3-Month LIBOR	8	June 24, 2014	June 30, 2025
Avra Valley	85%	2.333%	3-Month LIBOR	49	November 30, 2012	November 30, 2030
AWAM	100%	2.47%	3-Month LIBOR	18	May 22, 2013	May 15, 2031
Blythe	75%	3.563%	3-Month LIBOR	14	June 25, 2010	June 25, 2028
Borrego	75%	1.125%	3-Month LIBOR	7	April 3, 2013	June 30, 2020
El Segundo	75%	2.417%	3-Month LIBOR	330	November 30, 2011	August 31, 2023
Kansas South	75%	2.368%	6-Month LIBOR	23	June 28, 2013	December 31, 2030
Laredo Ridge	75%	2.31%	3-Month LIBOR	79	March 31, 2011	March 31, 2026
Marsh Landing	75%	3.244%	3-Month LIBOR	342	June 28, 2013	June 30, 2023
Roadrunner	75%	4.313%	3-Month LIBOR	28	September 30, 2011	December 31, 2029
South Trent	75%	3.265%	3-Month LIBOR	43	June 15, 2010	June 14, 2020
South Trent	75%	4.95%	3-Month LIBOR	21	June 30, 2020	June 14, 2028
Tapestry	75%	2.21%	3-Month LIBOR	155	December 30, 2011	December 21, 2021
Tapestry	50%	3.57%	3-Month LIBOR	60	December 21, 2021	December 21, 2029
Utah Solar Portfolio	80%	various	1-Month LIBOR	230	December 15, 2016	September 30, 2036
Viento Funding II	90%	various	6-Month LIBOR	160	various	various
Viento Funding II	90%	4.985%	6-Month LIBOR	65	July 11, 2023	June 30, 2028
Walnut Creek Energy	75%	various	3-Month LIBOR	276	June 28, 2013	May 31, 2023
WCEP Holdings	90%	4.003%	3-Month LIBOR	46	June 28, 2013	May 31, 2023
Total				$2,069

Schedule of annual payments based on the maturities of NRG Yield's debt	nnual payments based on the maturities of the Company's debt, for the years ending after December 31, 2016, are as follows:

(In millions)
2017	$291
2018	304
2019	665
2020	654
2021	452
Thereafter	3,718
Total	$6,084